Share-Based Compensation - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 03, 2018	Dec. 03, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock (in shares)	22,625,323		22,625,323		21,843,781	25,087,416	14,936,726
Warrants outstanding (in shares)	950,000		950,000		1,100,000	900,000
Share-based payments expense	$ 2,900,000	$ 2,000,000.0	$ 5,200,000	$ 4,000,000.0	$ 22,000,000.0	$ 12,000,000.0	$ 9,100,000
Unrecognized compensation expense related to non-vested share options	$ 8,700,000		$ 8,700,000		12,900,000
Weighted average period for recognition related to non-vested stock options (in years)			1 year 3 months 21 days
Total intrinsic value of shares exercised			$ 0.0	500,000	7,731,175	2,421,499	0.0
Total fair value of vested shares			4,800,000	1,900,000	$ 8,400,000	11,800,000	8,500,000
Cash received from options exercised			$ 0.0	$ 300,000
Weighted average exercise price of warrants (in dollars per share)	$ 4.24		$ 4.24		$ 4.00
Weighted average remaining life of warrants (in years)			2 months 4 days		7 months 9 days
Unrecognized compensation cost related to unvested restricted shares	$ 0		$ 0
2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)								56,800,000	31,500,000
Number of options available for issuance (in shares)	16,600,000		16,600,000		17,400,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock (in shares)	22,600,000		22,600,000
Weighted average period for recognition related to non-vested stock options (in years)					1 year 4 months 24 days
Cash received from options exercised					$ 8,400,000	$ 1,700,000	$ 0.0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested restricted shares					$ 0